BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2021
BASIS OF PREPARATION
The exchange rates used for the translation of currencies

	2021	2020	2019
Average rates
Sterling	1.38	1.28	1.28
Euro	1.18	1.14	1.12
Swiss Franc	1.09	1.07	1.01
Year end rates
Sterling	1.35	1.37	1.32
Euro	1.13	1.23	1.12
Swiss Franc	1.10	1.14	1.04